STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, Incentive Units (Details) - USD ($)	1 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Dividends [Abstract]
Cash dividends				$ 20,200,000	$ 0
Incentive Units [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense				$ 1,800,000	$ 4,700,000
Assumptions used in Calculating Fair Value [Abstract]
Expected dividend yield	0.00%	0.00%
Expected volatility	47.40%	46.90%
Risk-free interest rate	1.90%	2.10%
Expected term	5 years 9 months 18 days	6 years
Class B [Member]
Incentive Units [Abstract]
Authorized (in shares)				10,000,000
Units Issued (in shares)	665,000	9,055,000
Number of Units [Abstract]
Granted during Successor Period (in shares)				9,720,000	410,000
Vested (in shares)				(1,944,000)	(7,882,000)
Forfeited (in shares)				(304,000)
Outstanding, ending balance (in shares)				7,472,000	0
Weighted Average Grant Date Fair Value [Abstract]
Granted during Successor Period (in dollars per share)	$ 0.4948	$ 0.4872		$ 0.4878	$ 0.4948
Vested (in dollars per share)				0.4878	0.4883
Forfeited (in dollars per share)				0.4872
Outstanding (in dollars per share)				$ 0.4879	$ 0
Class C [Member]
Incentive Units [Abstract]
Authorized (in shares)				5,000,000
Units Issued (in shares)	332,500	4,527,500
Number of Units [Abstract]
Granted during Successor Period (in shares)				4,860,000	205,000
Vested (in shares)				0	(4,875,000)
Forfeited (in shares)				(190,000)
Outstanding, ending balance (in shares)				4,670,000	0
Weighted Average Grant Date Fair Value [Abstract]
Granted during Successor Period (in dollars per share)	$ 0.2126	$ 0.2077		$ 0.2080	$ 0.2126
Vested (in dollars per share)				0	0.2082
Forfeited (in dollars per share)				0.2077
Outstanding (in dollars per share)				$ 0.2080	$ 0
Class D [Member]
Incentive Units [Abstract]
Authorized (in shares)				5,000,000
Units Issued (in shares)	332,500	4,527,500
Number of Units [Abstract]
Granted during Successor Period (in shares)				4,860,000	205,000
Vested (in shares)				0	(4,875,000)
Forfeited (in shares)				(190,000)
Outstanding, ending balance (in shares)				4,670,000	0
Weighted Average Grant Date Fair Value [Abstract]
Granted during Successor Period (in dollars per share)	$ 0.1535	$ 0.1485		$ 0.1489	$ 0.1535
Vested (in dollars per share)				0	0.1491
Forfeited (in dollars per share)				0.1485
Outstanding (in dollars per share)				$ 0.1489	$ 0
Predecessor [Member]
Dividends [Abstract]
Cash dividends			$ 0			$ 1,300,000
Predecessor [Member] | Incentive Units [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense			$ 2,900,000			$ 62,600